NON-CONTROLLING INTERESTS - Summarized statements of cash flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
NON-CONTROLLING INTERESTS
Operating	Rp 63,842	$ 3,827	Rp 61,600	Rp 60,581
Investing	(26,095)	(1,564)	(29,456)	(36,911)
Financing	(37,743)	(2,264)	(27,505)	(26,565)
Net increase (decrease) in cash and cash equivalents	4	$ (1)	4,639	(2,895)
Telkomsel
NON-CONTROLLING INTERESTS
Operating	36,806		38,939	41,693
Investing	(14,282)		(14,932)	(14,302)
Financing	(22,937)		(25,631)	(28,601)
Net increase (decrease) in cash and cash equivalents	(413)		(1,624)	(1,210)
Mitratel
NON-CONTROLLING INTERESTS
Operating	6,776		6,632	5,162
Investing	(2,250)		(3,490)	(6,504)
Financing	(4,514)		(3,436)	(4,118)
Net increase (decrease) in cash and cash equivalents	Rp 12		Rp (294)	Rp (5,460)